Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2023
Entity Registrant Name	BNY Mellon New York Tax Exempt Bond Fund, Inc.
Entity Central Index Key	0000723765
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 21, 2023
Document Effective Date	Sep. 29, 2023
Prospectus Date	Sep. 29, 2023
BNY Mellon New York Tax Exempt Bond Fund, Inc. | BNY Mellon New York Tax Exempt Bond Fund, Inc.
Prospectus:
Trading Symbol	DRNYX